Cover	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	minor edits
Document Period End Date	Mar. 15, 2023
Entity File Number	000-53712
Entity Registrant Name	Cann American Corp
Entity Central Index Key	0001368620
Entity Tax Identification Number	84-3208139
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	75 Union Ave.
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	(551)
Local Phone Number	285-4350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false